OPERATING LEASES - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Net rental expense	$ 34.6	$ 27.2	$ 20.2
Minimum
Operating Leased Assets [Line Items]
Operating leases term, in years	1 year
Maximum
Operating Leased Assets [Line Items]
Operating leases term, in years	15 years